SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION
As of December 31, 2015, our reportable segments are:

•	the Utica Shale, which includes our ownership interest in Ohio Gathering and also is served by Summit Utica;

•	the Williston Basin, which is served by Bison Midstream, Polar and Divide and Tioga Midstream;

•	the Piceance/DJ Basins, which is served by Grand River and Niobrara G&P;

•	the Barnett Shale, which is served by DFW Midstream; and

•	the Marcellus Shale, which is served by Mountaineer Midstream.
Each of our reportable segments provides midstream services in a specific geographic area. Our reportable segments reflect the way in which we internally report the financial information used to make decisions and allocate resources in connection with our operations.
As noted above, our investment in Ohio Gathering is included in the Utica Shale reportable segment. Segment assets for the Utica Shale includes the associated investment in equity method investees. Income or loss from equity method investees, as reflected on the statements of operations, solely relates to Ohio Gathering and is recognized and disclosed on a one-month lag (see Note 7). No other line items in the statements of operations or cash flows, as disclosed in the tables below, include results for our investment in Ohio Gathering.
In connection with the Polar and Divide Drop Down, we identified two reportable segments in the Williston Basin. For the second and third quarters of 2015, we reported the results of Bison Midstream in the Williston Basin – Gas reportable segment and those of Polar and Divide in the Williston Basin – Liquids reportable segment. In the fourth quarter of 2015, we changed how we manage and evaluate our operations in North Dakota. Prior to the fourth quarter of 2015, Bison Midstream and Polar and Divide were managed separately and their financial results were evaluated separately. In the fourth quarter of 2015, we began managing our North Dakota operations under a single management team and began reporting their financial results on a combined basis. As a result, we no longer distinguish between liquids and gas in the Williston Basin and now have one reportable segment, the Williston Basin reportable segment, representing those operations.
Corporate represents those assets and liabilities and revenues and expenses that are not specifically attributable to a reportable segment, not individually reportable, or that have not been allocated to our reportable segments. Beginning in the first quarter of 2015, we discontinued allocating certain general and administrative expenses, primarily salaries, benefits, incentive compensation and rent expense, to our operating segments.
Assets by reportable segment follow.

	December 31,
	2015	2014	2013

	(In thousands)
Assets:
Utica Shale (1)	$886,224	$735,587	$—
Williston Basin	740,361	861,461	680,014
Piceance/DJ Basins	866,095	941,382	936,794
Barnett Shale	416,586	428,935	431,578
Marcellus Shale	233,116	243,884	214,379
Total reportable segment assets	3,142,382	3,211,249	2,262,765
Corporate	22,290	31,213	19,281
Total assets	$3,164,672	$3,242,462	$2,282,046
__________
(1) Represents the investment in equity method investees for Ohio Gathering (see Note 7) and total assets for Summit Utica.
For information on the sale or impairment of long-lived assets, other than goodwill, see Note 4. For information on goodwill by reportable segment, including goodwill impairments, see Note 6.
Revenues by reportable segment follow.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Revenues:
Utica Shale	$4,700	$190	$—
Williston Basin	98,929	109,807	81,501
Piceance/DJ Basins	180,418	161,477	129,747
Barnett Shale	88,042	93,001	105,324
Marcellus Shale	28,468	22,694	9,588
Total reportable segment revenues and total revenues	$400,557	$387,169	$326,160

Counterparties accounting for more than 10% of total revenues were as follows:

	Year ended December 31,
	2015	2014	2013

Percentage of total revenues (1):
Counterparty A - Piceance/DJ Basins	16%	18%	19%
Counterparty B - Piceance/DJ Basins	14%	*	*
Counterparty C - Barnett Shale	*	*	14%
__________
(1) Includes recognition of revenue that was previously deferred in connection with minimum volume commitments (see Notes 2 and 8).
* Less than 10%
Depreciation and amortization, including the amortization expense associated with our favorable and unfavorable gas gathering contracts as reported in other revenues, by reportable segment follows.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Depreciation and amortization:
Utica Shale	$1,417	$—	$—
Williston Basin	31,376	24,027	16,669
Piceance/DJ Basins	47,433	42,959	36,185
Barnett Shale	16,392	16,601	14,961
Marcellus Shale	8,682	7,648	3,998
Total reportable segment depreciation and amortization	105,300	91,235	71,813
Corporate	603	587	451
Total depreciation and amortization	$105,903	$91,822	$72,264
Capital expenditures by reportable segment follow.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Capital expenditures:
Utica Shale	$94,994	$24,787	$—
Williston Basin	147,477	227,283	129,236
Piceance/DJ Basins	21,144	42,417	88,104
Barnett Shale	6,875	14,567	29,534
Marcellus Shale	1,306	33,866	1,822
Total reportable segment capital expenditures	271,796	342,920	248,696
Corporate	429	460	930
Total capital expenditures	$272,225	$343,380	$249,626

We assess the performance of our reportable segments based on segment adjusted EBITDA. We define segment adjusted EBITDA as total revenues less total costs and expenses; plus (i) other income excluding interest income, (ii) our proportional adjusted EBITDA for equity method investees, (iii) depreciation and amortization, (iv) adjustments related to MVC shortfall payments, (v) impairments and (vi) other noncash expenses or losses, less other noncash income or gains. We define proportional adjusted EBITDA for our equity method investees as the product of total revenues less total expenses, plus amortization for deferred contract costs multiplied by our ownership interest in Ohio Gathering during the respective period.
Segment adjusted EBITDA by reportable segment follows.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Reportable segment adjusted EBITDA:
Utica Shale (1)	$35,873	$6,176	$—
Williston Basin	34,008	30,009	17,350
Piceance/DJ Basins	110,222	110,763	79,687
Barnett Shale	59,526	60,528	69,473
Marcellus Shale	23,214	15,940	6,333
Total reportable segment adjusted EBITDA	$262,843	$223,416	$172,843
__________
(1) Includes our proportional share of adjusted EBITDA for Ohio Gathering and is reflected as the proportional adjusted EBITDA for equity method investees in the reconciliation of income or loss before income taxes to segment adjusted EBITDA.
A reconciliation of (loss) income before income taxes to total reportable segment adjusted EBITDA follows.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Reconciliation of income (loss) before income taxes to segment adjusted EBITDA:
(Loss) income before income taxes	$(216,268)	$(29,802)	$47,737
Add:
Allocated corporate expenses	27,352	15,441	10,153
Interest expense	59,092	48,586	21,314
Depreciation and amortization	105,903	91,822	72,264
Proportional adjusted EBITDA for equity method investees	33,667	6,006	—
Adjustments related to MVC shortfall payments	(11,902)	26,565	17,025
Unit-based and noncash compensation	7,017	5,841	4,242
Loss on asset sales	42	442	113
Long-lived asset impairment	9,305	5,505	—
Goodwill impairment	248,851	54,199	—
Less:
Interest income	2	4	5
Gain on asset sales	214	—	—
Impact of purchase price adjustment	—	1,185	—
Total reportable segment adjusted EBITDA	$262,843	$223,416	$172,843

Segment adjusted EBITDA excludes the effect of allocated corporate expenses, such as certain general and administrative expenses (including compensation-related expenses and professional services fees), transaction costs, interest expense and income tax expense.
Adjustments related to MVC shortfall payments account for:

•	the net increases or decreases in deferred revenue for MVC shortfall payments and

•
our inclusion of expected annual MVC shortfall payments. We include a proportional amount of these historical or expected MVC shortfall payments in each quarter prior to the quarter in which we actually recognize the shortfall payment. These adjustments have not been billed to our customers and are not recognized in our consolidated financial statements.

Adjustments related to MVC shortfall payments by reportable segment follow.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Adjustments related to MVC shortfall payments:
Williston Basin	$11,870	$10,743	$3,600
Piceance/DJ Basins	(21,590)	15,194	12,395
Barnett Shale	(2,182)	628	1,030
Total adjustments related to MVC shortfall payments	$(11,902)	$26,565	$17,025